Goodwill and Other Intangible Assets (Details) - Schedule of estimated aggregate amortization expense for finite-lived intangibles - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Goodwill and Other Intangible Assets (Details) - Schedule of estimated aggregate amortization expense for finite-lived intangibles [Line Items]
Amortization expense	$ 22,685	$ 22,801
2022 [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of estimated aggregate amortization expense for finite-lived intangibles [Line Items]
Amortization expense	6,382	8,481
2023 [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of estimated aggregate amortization expense for finite-lived intangibles [Line Items]
Amortization expense	8,214	6,416
2024 [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of estimated aggregate amortization expense for finite-lived intangibles [Line Items]
Amortization expense	7,502	6,275
2025 [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of estimated aggregate amortization expense for finite-lived intangibles [Line Items]
Amortization expense	3,712	3,410
2026 [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of estimated aggregate amortization expense for finite-lived intangibles [Line Items]
Amortization expense	$ 3,289	$ 3,169